Benefit Plans 1 (Details) (Pension Benefits [Member], USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Pension Benefits [Member]
Information for pension plans with projected benefit obligations and accumulated benefit obligations in excess of plan assets
Projected benefit obligations	$ 40,664	$ 47,151
Accumulated benefit obligations	40,664	47,151
Fair value of plan assets	$ 6,697	$ 6,439